UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-7702_

Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Item I. Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 9/30/07 is included with this Form.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. 496 Valley Road Cos Cob, CT 06807

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President, Secretary and
Chief Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#540350

SEMI-ANNUAL REPORT

September 30, 2007

Value Line
Asset
Allocation
Fund, Inc.

Value Line Asset Allocation Fund, Inc.

To Our Value Line

To Our Shareholders:

We are pleased to report that the Value Line Asset Allocation Fund (the “Fund”) earned a total return of 9.84% for the six months ended September 30, 2007. That compares favorably with a total return of 8.44% for the Standard & Poor’s 500 stock index(1) and a total return of 2.50% for the Lehman Government/Credit Bond Index(2).

Key to the Fund’s long-term success is our disciplined investment strategy. We invest only in companies showing superior stock price momentum, usually accompanied by strong earnings momentum. If a holding subsequently falters on these measures, we do not hesitate to sell it. Each holding is small in percentage terms and can easily be replaced; we then move on to a fresh new selection that better meets our criteria.

The portfolio is widely diversified, holding about 250 stocks across many different industries. The great majority of these can boast a multi-year record of advances in both stock price and earnings, making this truly a portfolio of high-quality growth stocks. Companies of all sizes are represented within the Fund holdings, amounting to about 40% large-capitalization, 50% mid-cap, and 10% small-cap.

Asset allocation is determined by Value Line’s proprietary model, which is based on numerous economic and financial variables. The past three years have been an unusually stable period for the models, during which the Fund’s stock allocation has remained near 75% of assets, and the bond allocation has remained in the 10%-15% range. According to the prospectus, the Fund’s bond investments are always of high quality. Cash equivalents make up the remainder of the portfolio. The Value Line stock market model continues to suggest that today’s environment is favorable for stocks.

Thank you for your continued confidence in us.

Sincerely,

Jean Bernhard Buttner
Chairman and President

October 31, 2007

(1)	The S&P 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

(2)	The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, so it is not possible to directly invest in this Index.

Value Line Asset Allocation Fund, Inc.

Asset Allocation Fund Shareholders

Economic Observations

The U.S. economy struggled early in the year, posting a first-quarter gross domestic product increase of a scant 0.6%. Then, a combination of rising inventory investment, a surge in export demand, and solid gains in government spending and nonresidential construction helped to offset a further plunge in housing demand to produce GDP increases of 3.8% and 3.9% in the second and third quarters, respectively. However, that stepup in growth is likely to prove unsustainable. Indeed, we see sufficient signs, in the form of accelerating weakness in housing and selective softness in retailing, to suggest that GDP growth will average little more than 2% from now through the end of 2008.

In fact, even this modest pace of business improvement assumes that there will be no exogenous shocks with which to contend, such as a marked worsening of the situation in the Middle East or a further surge in oil prices. Either of these unwelcome events would disrupt the orderly pace of economic activity to a sufficient degree to perhaps bring on a recession in 2008.

Inflation, meantime, remains under control for the most part, thanks to generally stable labor costs and modest levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping keep the costs of production from undue escalation. We caution, though, that as the pace of economic growth accelerates after 2008, some increase in pricing pressures may emerge. Absent a stronger long-term business expansion than we now forecast, or a significant ratcheting up in oil prices, inflation should be held in check through the beginning of the next decade. Longer-term interest rates, which are heavily influenced by inflationary expectations, should remain in a relatively narrow range over that time period.

Value Line Asset Allocation Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2007 through September 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/07	Ending account value 9/30/07	Expenses* paid during period 4/1/07 thru 9/30/07
Actual	$1,000.00	$1,098.40	$5.72
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.09% multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Asset Allocation Fund, Inc.

Portfolio Highlights at September 30, 2007 (unaudited)

Ten Largest Equity Holdings

Issue	Shares	Value	Percentage of Net Assets
XTO Energy, Inc.	23,666	$1,463,505	1.0%
Intuitive Surgical, Inc.	5,800	$1,334,000	0.9%
Precision Castparts Corp.	8,800	$1,302,224	0.9%
Hansen Natural Corp.	20,000	$1,133,600	0.8%
Johnson Controls, Inc.	9,000	$1,062,990	0.7%
Penn National Gaming, Inc.	17,200	$1,015,144	0.7%
AMETEK, Inc.	22,500	$972,450	0.7%
Praxair, Inc.	11,400	$954,864	0.7%
Range Resources Corp.	22,500	$914,850	0.6%
NII Holdings, Inc.	11,000	$903,650	0.6%

Asset Allocation — Percentage of Net Assets

Equity Sector Weightings — Percentage of Total Investment Securities

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS (73.5%)
	ADVERTISING (0.4%)
10,000	R.H. Donnelley Corp. *	$560,200

	AEROSPACE/DEFENSE (3.5%)
3,000	Alliant Techsystems, Inc. *	327,900
12,000	BE Aerospace, Inc. *	498,360
4,000	Boeing Co. (The)	419,960
4,600	General Dynamics Corp.	388,562
3,500	L-3 Communications Holdings, Inc.	357,490
3,000	Lockheed Martin Corp.	325,470
12,750	Moog, Inc. Class A *	560,235
8,800	Precision Castparts Corp.	1,302,224
5,000	Raytheon Co.	319,100
7,000	Rockwell Collins, Inc.	511,280
		5,010,581
	APPAREL (1.7%)
10,000	Gildan Activewear, Inc. Class A *	393,900
12,800	Guess?, Inc.	627,584
9,000	Phillips-Van Heusen Corp.	472,320
8,000	Polo Ralph Lauren Corp. Class A	622,000
4,200	VF Corp.	339,150
		2,454,954
	AUTO & TRUCK (0.2%)
2,000	Toyota Motor Corp. ADR	233,720

	AUTO PARTS (1.0%)
4,300	BorgWarner, Inc.	393,579
9,000	Johnson Controls, Inc.	1,062,990
		1,456,569
	BANK (1.0%)
16,800	Banco Bilbao Vizcaya Argentaria, S.A. ADR	391,104
11,000	Bank of Hawaii Corp.	581,350
12,000	Wells Fargo & Co.	427,440
		1,399,894
	BANK — CANADIAN (0.5%)
5,500	Bank of Nova Scotia	288,750
6,800	Royal Bank of Canada	377,536
		666,286
	BANK — MIDWEST (0.5%)
11,501	Commerce Bancshares, Inc.	$527,781
4,000	Northern Trust Corp.	265,080
		792,861
	BEVERAGE — SOFT DRINK (1.0%)
20,000	Hansen Natural Corp. *	1,133,600
4,000	PepsiCo, Inc.	293,040
		1,426,640
	BUILDING MATERIALS (1.1%)
3,000	Fluor Corp.	431,940
10,000	Jacobs Engineering Group, Inc. *	755,800
5,000	Washington Group International, Inc. *	439,050
		1,626,790
	CABLE TV (0.5%)
8,000	Rogers Communications, Inc. Class B	364,240
14,000	Shaw Communications, Inc. Class B	347,760
		712,000
	CEMENT & AGGREGATES (0.5%)
3,400	Martin Marietta Materials, Inc.	454,070
3,000	Vulcan Materials Co.	267,450
		721,520
	CHEMICAL — DIVERSIFIED (1.3%)
4,000	Air Products & Chemicals, Inc.	391,040
10,600	Albemarle Corp.	468,520
10,000	Monsanto Co.	857,400
5,700	Pall Corp.	221,730
		1,938,690
	CHEMICAL — SPECIALTY (2.1%)
10,000	Airgas, Inc.	516,300
18,000	Ecolab, Inc.	849,600
11,400	Praxair, Inc.	954,864
4,000	Sherwin-Williams Co. (The)	262,840
8,400	Sigma-Aldrich Corp.	409,416
		2,993,020

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2007

Shares		Value
	COMPUTER & PERIPHERALS (0.8%)
16,000	EMC Corp. *	$332,800
10,000	Hewlett-Packard Co.	497,900
4,900	MICROS Systems, Inc. *	318,843
		1,149,543
	COMPUTER SOFTWARE & SERVICES (2.3%)
7,300	Accenture Ltd. Class A	293,825
19,000	ANSYS, Inc. *	649,230
7,000	Cognizant Technology Solutions Corp. Class A *	558,390
4,700	DST Systems, Inc. *	403,307
5,400	Infosys Technologies Ltd. ADR	261,306
4,200	NAVTEQ Corp. *	327,474
13,000	Oracle Corp. *	281,450
8,800	SEI Investments Co.	240,064
5,500	VeriFone Holdings, Inc. *	243,815
		3,258,861
	DIVERSIFIED COMPANIES (3.2%)
6,600	Acuity Brands, Inc.	333,168
5,000	American Standard Companies, Inc.	178,100
22,500	AMETEK, Inc.	972,450
5,200	Brink’s Co. (The)	290,576
4,700	Danaher Corp.	388,737
4,400	Honeywell International, Inc.	261,668
8,000	ITT Corp.	543,440
15,600	McDermott International, Inc. *	843,648
4,200	Textron, Inc.	261,282
5,000	United Technologies Corp.	402,400
2,000	Valmont Industries, Inc.	169,700
		4,645,169
	DRUG (2.0%)
4,500	Alexion Pharmaceuticals, Inc. *	293,175
4,800	Allergan, Inc.	309,456
10,400	Celgene Corp. *	741,624
7,000	Covance, Inc. *	545,300
14,600	Gilead Sciences, Inc. *	596,702
10,000	Pharmaceutical Product Development, Inc.	354,400
		2,840,657
	EDUCATIONAL SERVICES (0.3%)
4,200	ITT Educational Services, Inc. *	$511,098

	ELECTRICAL EQUIPMENT (2.1%)
6,000	Baldor Electric Co.	239,700
6,600	Cooper Industries Ltd. Class A	337,194
6,600	Emerson Electric Co.	351,252
5,400	FLIR Systems, Inc. *	299,106
4,200	Garmin Ltd.	501,480
7,200	General Cable Corp. *	483,264
6,400	Thomas & Betts Corp. *	375,296
11,600	Trimble Navigation Ltd. *	454,836
		3,042,128
	ELECTRICAL UTILITY — CENTRAL (0.2%)
2,700	Entergy Corp.	292,383

	ELECTRICAL UTILITY — EAST (0.6%)
7,000	Exelon Corp.	527,520
4,500	FirstEnergy Corp.	285,030
		812,550
	ELECTRONICS (1.0%)
14,000	Amphenol Corp. Class A	556,640
7,400	Harris Corp.	427,646
8,700	MEMC Electronic Materials, Inc. *	512,082
		1,496,368
	ENVIRONMENTAL (0.9%)
15,000	Republic Services, Inc.	490,650
8,600	Stericycle, Inc. *	491,576
10,500	Waste Connections, Inc. *	333,480
		1,315,706
	FINANCIAL SERVICES — DIVERSIFIED (3.2%)
4,000	Affiliated Managers Group, Inc.*	510,040
3,000	Ambac Financial Group, Inc.	188,730
5,000	American Express Co.	296,850
3,300	BlackRock, Inc. Class A	572,253
6,000	CIT Group, Inc.	241,200
9,700	Eaton Vance Corp.	387,612
2,600	Franklin Resources, Inc.	331,500

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
11,000	Leucadia National Corp.	$530,420
6,000	Loews Corp.	290,100
6,000	Principal Financial Group, Inc.	378,540
8,700	ProAssurance Corp. *	468,669
6,800	T. Rowe Price Group, Inc.	378,692
		4,574,606
	FOOD PROCESSING (0.8%)
12,300	Flowers Foods, Inc.	268,140
5,500	Ralcorp Holdings, Inc. *	307,010
8,400	Unilever PLC ADR	266,028
5,400	Wm. Wrigley Jr. Co.	346,842
		1,188,020
	HEALTH CARE INFORMATION SYSTEMS (0.3%)
7,000	Allscripts Healthcare Solutions, Inc. *	189,210
5,000	Cerner Corp. *	299,050
		488,260
	HOME APPLIANCES (0.2%)
4,500	Toro Co. (The)	264,735

	HOTEL/GAMING (1.3%)
17,200	Penn National Gaming, Inc. *	1,015,144
7,500	Station Casinos, Inc.	656,100
4,500	Vail Resorts, Inc. *	280,305
		1,951,549
	HOUSEHOLD PRODUCTS (0.7%)
6,400	Church & Dwight Company, Inc.	301,056
3,000	Energizer Holdings, Inc. *	332,550
7,600	Scotts Miracle-Gro Co. (The) Class A	324,900
		958,506
	HUMAN RESOURCES (0.2%)
7,000	Watson Wyatt Worldwide, Inc. Class A	314,580

	INDUSTRIAL SERVICES (1.9%)
16,000	C.H. Robinson Worldwide, Inc.	868,640
17,100	Corrections Corp. of America *	447,507
10,600	EMCOR Group, Inc. *	332,416
6,500	FTI Consulting, Inc. *	$327,015
9,000	Geo Group, Inc. (The) *	266,490
9,600	Iron Mountain, Inc. *	292,608
9,000	Quanta Services, Inc. *	238,050
		2,772,726
	INFORMATION SERVICES (1.3%)
5,400	Alliance Data Systems Corp. *	418,176
5,500	Dun & Bradstreet Corp. (The)	542,355
7,000	Equifax, Inc.	266,840
5,800	FactSet Research Systems, Inc.	397,590
4,000	Moody’s Corp.	201,600
		1,826,561
	INSURANCE — LIFE (1.4%)
6,300	AFLAC, Inc.	359,352
11,250	Delphi Financial Group, Inc. Class A	454,725
11,000	Manulife Financial Corp.	453,860
6,000	MetLife, Inc.	418,380
3,300	Prudential Financial, Inc.	322,014
		2,008,331
	INSURANCE — PROPERTY & CASUALTY (1.5%)
4,500	ACE Ltd.	272,565
3,900	Arch Capital Group Ltd. *	290,199
5,600	Assurant, Inc.	299,600
5,500	Chubb Corp. (The)	295,020
7,600	RLI Corp.	431,072
3,000	SAFECO Corp.	183,660
7,000	Sun Life Financial, Inc.	367,150
		2,139,266
	INTERNET (0.2%)
500	Google, Inc. Class A *	283,635

	MACHINERY (3.7%)
3,600	Caterpillar, Inc.	282,348
2,200	Cummins, Inc.	281,358
2,400	Deere & Co.	356,208
3,500	Flowserve Corp.	266,630
4,700	Foster Wheeler Ltd. *	617,016
4,000	Gardner Denver, Inc. *	156,000
11,250	IDEX Corp.	409,387
3,000	Kaydon Corp.	155,970

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2007

Shares		Value
18,400	Manitowoc Company, Inc. (The)	$814,752
5,800	MSC Industrial Direct Co., Inc. Class A	293,422
9,600	Roper Industries, Inc.	628,800
5,000	Snap-on, Inc.	247,700
9,200	Terex Corp. *	818,984
		5,328,575
	MARITIME (0.3%)
9,400	Kirby Corp. *	414,916

	MEDICAL SERVICES (3.4%)
10,500	DaVita, Inc. *	663,390
9,000	inVentiv Health, Inc. *	394,380
4,700	Laboratory Corporation of America Holdings *	367,681
6,000	Manor Care, Inc.	386,400
8,000	Pediatrix Medical Group, Inc. *	523,360
6,500	Psychiatric Solutions, Inc. *	255,320
16,000	Sierra Health Services, Inc. *	675,040
7,500	Sunrise Senior Living, Inc. *	265,275
10,000	VCA Antech, Inc. *	417,500
3,000	WellCare Health Plans, Inc. *	316,290
8,595	WellPoint, Inc. *	678,317
		4,942,953
	MEDICAL SUPPLIES (4.8%)
2,000	Alcon, Inc.	287,840
8,000	Bard (C.R.), Inc.	705,520
5,300	Baxter International, Inc.	298,284
5,000	Becton Dickinson & Co.	410,250
20,000	DENTSPLY International, Inc.	832,800
5,700	Henry Schein, Inc. *	346,788
6,200	Hologic, Inc. *	378,200
3,500	IDEXX Laboratories, Inc. *	383,565
6,000	Illumina, Inc. *	311,280
5,800	Intuitive Surgical, Inc. *	1,334,000
6,300	Kyphon, Inc. *	441,000
5,000	McKesson Corp.	293,950
8,000	Owens & Minor, Inc.	304,720
7,000	Respironics, Inc. *	336,210
5,400	West Pharmaceutical Services, Inc.	224,964
		6,889,371
	METALS & MINING DIVERSIFIED (0.6%)
7,400	Allegheny Technologies, Inc.	$813,630

	METALS FABRICATING (0.3%)
8,600	Harsco Corp.	509,722

	NATURAL GAS — DISTRIBUTION (0.5%)
4,400	AGL Resources, Inc.	174,328
10,500	Southern Union Co.	326,655
8,100	UGI Corp.	210,438
		711,421
	NATURAL GAS — DIVERSIFIED (1.3%)
10,000	Southwestern Energy Co. *	418,500
23,666	XTO Energy, Inc.	1,463,505
		1,882,005
	NEWSPAPER (0.2%)
11,000	News Corp. Class B	257,290

	OFFICE EQUIPMENT & SUPPLIES (0.2%)
13,500	Cenveo, Inc. *	292,005

	OILFIELD SERVICES/ EQUIPMENT (0.7%)
3,500	Exterran Holdings, Inc. *	281,190
12,000	FMC Technologies, Inc. *	691,920
		973,110
	PACKAGING & CONTAINER (0.5%)
7,000	AptarGroup, Inc.	265,090
7,200	CLARCOR, Inc.	246,312
6,600	Owens-Illinois, Inc. *	273,570
		784,972
	PETROLEUM — PRODUCING (1.0%)
22,500	Range Resources Corp.	914,850
9,500	Tenaris S.A. ADR	499,890
		1,414,740

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	PHARMACY SERVICES (1.1%)
7,000	CVS Caremark Corp.	$277,410
12,400	Express Scripts, Inc. *	692,168
5,400	Longs Drug Stores Corp.	268,218
3,800	Medco Health Solutions, Inc. *	343,482
		1,581,278
	POWER (0.4%)
14,000	AES Corp. (The) *	280,560
10,000	Reliant Energy, Inc. *	256,000
		536,560
	PRECISION INSTRUMENT (1.0%)
4,300	Mettler Toledo International, Inc. *	438,600
12,000	Thermo Fisher Scientific, Inc. *	692,640
4,400	Waters Corp. *	294,448
		1,425,688
	PUBLISHING (0.2%)
6,000	McGraw-Hill Companies, Inc. (The)	305,460

	R.E.I.T. (0.2%)
6,600	LaSalle Hotel Properties	277,728

	RAILROAD (1.1%)
3,300	Burlington Northern Santa Fe Corp.	267,861
6,400	Canadian National Railway Co.	364,800
5,200	Canadian Pacific Railway Ltd.	365,508
11,400	Kansas City Southern *	366,738
5,400	Norfolk Southern Corp.	280,314
		1,645,221
	RESTAURANT (0.8%)
8,500	Darden Restaurants, Inc.	355,810
23,550	Sonic Corp. *	551,070
9,400	Yum! Brands, Inc.	318,002
		1,224,882
	RETAIL — AUTOMOTIVE (0.5%)
2,200	AutoZone, Inc. *	255,508
12,800	O’Reilly Automotive, Inc. *	427,648
		683,156
	RETAIL — SPECIAL LINES (1.2%)
7,000	Coach, Inc. *	$330,890
5,000	Dick’s Sporting Goods, Inc. *	335,750
12,000	GameStop Corp. Class A *	676,200
8,500	Men’s Wearhouse, Inc. (The)	429,420
		1,772,260
	RETAIL BUILDING SUPPLY (0.1%)
3,400	Watsco, Inc.	157,862

	RETAIL STORE (0.6%)
4,500	J.C. Penney Company, Inc.	285,165
11,000	Nordstrom, Inc.	515,790
		800,955
	SECURITIES BROKERAGE (1.4%)
4,400	Bear Stearns Companies, Inc. (The)	540,364
600	CME Group, Inc.	352,410
1,700	Goldman Sachs Group, Inc. (The)	368,458
3,600	Merrill Lynch & Co., Inc.	256,608
3,300	Morgan Stanley	207,900
9,450	Raymond James Financial, Inc.	310,433
		2,036,173
	SEMICONDUCTOR (0.2%)
8,550	NVIDIA Corp. *	309,852

	SHOE (0.5%)
8,000	Genesco, Inc. *	369,040
5,400	NIKE, Inc. Class B	316,764
3,000	Wolverine World Wide, Inc.	82,200
		768,004
	STEEL — GENERAL (0.2%)
6,000	Nucor Corp.	356,820

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

September 30, 2007

Shares		Value
	TELECOMMUNICATION SERVICES (2.5%)
12,000	American Tower Corp. Class A *	$522,480
8,000	AT&T, Inc.	338,480
4,000	BT Group PLC ADR	251,320
9,000	Crown Castle International Corp. *	365,670
3,600	Millicom International Cellular S.A. *	302,040
5,000	Mobile TeleSystems ADR	346,550
11,000	NII Holdings, Inc. *	903,650
7,000	Time Warner Telecom, Inc. Class A *	153,790
16,000	Vimpel-Communications ADR	432,640
		3,616,620
	TELECOMMUNICATIONS EQUIPMENT (1.0%)
6,600	Anixter International, Inc. *	544,170
7,000	Ciena Corp. *	266,560
8,300	Cisco Systems, Inc. *	274,813
7,000	CommScope, Inc. *	351,680
		1,437,223
	THRIFT (0.3%)
30,457	Hudson City Bancorp, Inc.	468,429

	TOBACCO (0.2%)
4,300	British American Tobacco PLC ADR	309,514

	TOILETRIES & COSMETICS (0.2%)
9,000	Luxottica Group S.p.A. ADR	305,100

	TRUCKING (0.3%)
9,400	Landstar System, Inc.	394,518

	WIRELESS NETWORKING (0.3%)
12,000	SBA Communications Corp. Class A *	423,360

	TOTAL COMMON STOCKS (Cost $65,822,856)	$106,180,336

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (12.3%)
$2,000,000	Federal Home Loan Bank, 4.10%, 6/13/08	$1,990,840
1,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	996,677
3,000,000	Federal Home Loan Bank, 5.00%, 9/18/09	3,034,971
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	997,144
2,500,000	Federal Home Loan Mortgage Corp., 5.75%, 1/15/12	2,611,163
2,000,000	Federal Home Loan Mortgage Corp., 5.13%, 7/15/12	2,044,208
1,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	991,587
952,687	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	934,078
1,000,000	Federal National Mortgage Association, 3.25%, 1/15/08	994,491
1,513,694	Federal National Mortgage Association, 5.00%, 11/1/34	1,447,708
1,674,853	Government National Mortgage Association, 5.50%, 1/15/36	1,651,741

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $17,575,352)	17,694,608

	TOTAL INVESTMENT SECURITIES (85.8%) (Cost $83,398,208)	$123,874,944

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)                            September 30, 2007

Principal Amount		Value

SHORT-TERM INVESTMENTS (13.8%)
	REPURCHASE AGREEMENTS (12.4%)
$9,000,000	With Morgan Stanley, 3.80%, dated 9/28/07, due 10/1/07, delivery value $9,002,850 (collateralized by $8,765,000 U.S. Treasury Notes 5.125%, due 6/30/11, with a value of $9,176,157)	$9,000,000
9,000,000	With State Street Bank & Trust, 3.45%, dated 9/28/07, due 10/1/07, delivery value $9,002,588 (collateralized by $7,385,000 U.S. Treasury Notes 7.50% due 11/15/16, with a value of $9,174,006)	9,000,000
		18,000,000
	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.4%)
2,000,000	Federal Home Loan Bank, 5.25%, 1/18/08	2,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $20,000,000)	20,000,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		587,359

NET ASSETS (100.0%)		$144,462,303

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($144,462,303 ÷ 6,104,950 shares outstanding)		$23.66

*	Non-income producing.

ADR	American Depositary Receipt

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at September 30, 2007 (unaudited)

Assets:
Investment securities, at value (Cost — $83,398,208)	$123,874,944
Repurchase agreements (Cost — $18,000,000)	18,000,000
Other short-term investments (Cost — $2,000,000)	2,000,000
Cash	218,563
Receivable for capital shares sold	267,418
Dividends and interest receivable	210,887
Receivable for securities sold	33,650
Prepaid expenses	20,365
Total Assets	144,625,827

Liabilities:
Payable for capital shares repurchased	6,568
Accrued expenses:
Advisory fee	74,509
Service and distribution plan fees	28,657
Directors’ fees and expenses	2,539
Other	51,251
Total Liabilities	163,524
Net Assets	$144,462,303

Net assets consist of:
Capital stock, at $.001 par value (authorized 300,000,000, outstanding 6,104,950 shares)	$6,105
Additional paid-in capital	92,566,733
Undistributed net investment income	976,661
Accumulated net realized gain on investments	10,435,822
Net unrealized appreciation of investments and foreign currency translations	40,476,982
Net Assets	$144,462,303
Net Asset Value, Offering and Redemption Price, Per Outstanding Share ($144,462,303 ÷ 6,104,950 shares outstanding)	$23.66

Statement of Operations
for the Six Months Ended September 30, 2007 (unaudited)

Investment Income:
Interest	$807,989
Dividends (Net of foreign withholding tax of $6,667)	379,256
Total Income	1,187,245

Expenses:
Advisory fee	435,757
Service and distribution plan fees	167,599
Custodian fees	25,887
Auditing and legal fees	23,275
Transfer agent fees	20,191
Printing and postage	17,005
Accounting and bookkeeping expense	16,156
Registration and filing fees	15,695
Insurance, dues and other	7,462
Directors’ fees and expenses	4,801
Total Expenses Before Custody Credits	733,828
Less: Custody Credits	(3,184)
Net Expenses	730,644
Net Investment Income	456,601

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	3,772,606
Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	8,721,467
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	12,494,073

Net Increase in Net Assets from Operations	$12,950,674

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended September 30, 2007 (unaudited) and for the Year Ended March 31, 2007

	Six Months Ended September 30, 2007 (unaudited)	Year Ended March 31, 2007
Operations:
Net investment income	$456,601	$1,105,574
Net realized gain on investments	3,772,606	8,479,041
Change in net unrealized appreciation/(depreciation)	8,721,467	(4,019,004)
Increase in net assets from operations	12,950,674	5,565,611
Distributions to Shareholders:
Net investment income	—	(958,419)
Net realized gains on investment transactions	—	(8,109,526)
Total Distributions	—	(9,067,945)
Capital Share Transactions:
Proceeds from sale of shares	12,877,237	13,246,239
Proceeds from reinvestment of dividends and distributions to shareholders	—	8,909,382
Cost of shares repurchased	(11,579,267)	(30,833,355)
Increase/(decrease) in net assets from capital share transactions	1,297,970	(8,677,734)

Total Increase/(Decrease) in Net Assets	14,248,644	(12,180,068)
Net Assets:
Beginning of period	130,213,659	142,393,727
End of period	$144,462,303	$130,213,659
Undistributed net investment income, at end of period	$976,661	$520,060

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)	September 30, 2007
1.	Significant Accounting Policies

Value Line Asset Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the “Adviser”), deems appropriate. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A)  Security Valuation: Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Securities for which market quotations are not readily available or that are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)  Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required.

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements (unaudited)

In July 2006, the Financial Accounting Standard Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (includes whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of September 30, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implication of FIN 48, and does not currently anticipate a material impact to the Fund’s financial statements.

(D)  Security Transactions and Distributions: Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Dividends received in excess of income are recorded as a reduction of cost of investment and/or realized gain on Real Estate Investment Trusts (REITs).

(E)  Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/ depreciation on investments.

(F)  Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Value Line Asset Allocation Fund, Inc.

September 30, 2007

2.	Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended September 30, 2007 (unaudited)	Year Ended March 31, 2007
Shares sold	571,322	613,241
Shares issued in reinvestment of dividends and distributions	—	430,196
Shares repurchased	(511,973)	(1,439,041)
Net increase (decrease)	59,349	(395,604)
Dividends per share from net investment income	$—	$0.1617
Dividends per share from net realized gains	$—	$1.3692

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

Six Months Ended September 30, 2007 (unaudited)
Purchases:
Other Investment Securities	$11,339,843
Sales:
Other Investment Securities	$14,016,888

4.	Income Taxes

At September 30, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$103,398,208
Gross tax unrealized appreciation	$41,046,303
Gross tax unrealized depreciation	(569,567)
Net tax unrealized appreciation on investments	$40,476,736

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $435,757 was paid or payable to the Adviser, for the six months ended September 30, 2007. The fee was computed at an annual rate of 0.65% of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the “Distributor”), for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended September 30, 2007, fees amounting to $167,599 were paid or payable to the Distributor under this Plan.

For the six months ended September 30, 2007, the Fund’s expenses were reduced by $3,184 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and/or affiliated companies are also officers and directors of the Fund. At September 30, 2007, the Adviser and/or affiliated companies, including the Value Line Profit Sharing and Savings Plan, owned 1,433,659 shares of the Fund representing 23.48% of the outstanding shares. In addition, certain officers and directors of the Fund as a group owned 641 shares, representing less than 1% of the outstanding shares.

Value Line Asset Allocation Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

			Years Ended March 31,
	Six Months Ended September 30, 2007 (unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$21.54		$22.11	$20.48	$19.05	$14.89	$17.41
Income (loss) from investment operations:
Net investment income	0.07		0.19	0.11	0.06	0.04	0.02
Net gains or losses on securities (both realized and unrealized)	2.05		0.77	3.37	1.40	4.16	(2.53)
Total from investment operations	2.12		0.96	3.48	1.46	4.20	(2.51)
Less distributions:
Dividends from net investment income	—		(0.16)	(0.09)	(0.03)	(0.04)	(0.01)
Distributions from net realized gains	—		(1.37)	(1.76)	—	—	—
Total distributions	—		(1.53)	(1.85)	(0.03)	(0.04)	(0.01)
Net asset value, end of period	$23.66		$21.54	$22.11	$20.48	$19.05	$14.89
Total return	9.84	%(2)	4.62%	17.61%	7.68%	28.20%	(14.42)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$144,462		$130,214	$142,394	$127,853	$149,727	$138,162
Ratio of expenses to average net assets(1)	1.09	%(3)	1.11%	1.14%	1.13%	1.11%	1.09%
Ratio of net investment income to average net assets	0.68	%(3)	0.82%	0.52%	0.28%	0.23%	0.09%
Portfolio turnover rate	10	%(2)	37%	45%	65%	60%	51%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been unchanged for the six months ended September 30, 2007 and the years ended March 31, 2007, 2006, 2005, 2004, and 2003.

(2)	Not annualized.

(3)	Annualized.

See Notes to Financial Statements.

Value Line Asset Allocation Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 72	Chairman of the Board of Directors and President	Since 1993
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 416 North Hemlock Lane Williamstown, MA 01267 Age 84	Director	Since 2000	Consultant, Academic Search Consultation Service, Inc. (1992–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 66	Director	Since 1993	Retired; Customer Support Analyst, Duke Power Company until April 2007.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Director	Since 1993
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Director	Since 2000	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

Value Line Asset Allocation Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano Street Panama City Beach, FL 32413 Age 68	Director	Since 2000	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 2000	Senior Financial Advisor, Veritable L.P. (Investment adviser) since 2004; Senior Financial Advisor, Hawthorn (2001–2004).	None
Officers
David T. Henigson Age 50	Vice President, Secretary and Chief Compliance Officer	Since 1993
Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Treasurer, Assistant Secretary	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Asset Allocation Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Asset Allocation Fund, Inc.

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Value Line Asset Allocation Fund, Inc.

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Value Line Asset Allocation Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am – 5pm CST, Monday – Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 9. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)	Not applicable

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	12/3/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	12/3/2007